Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)
Foreign Currency
Foreign currency translation adjustment (losses)/income	¥ (137,596)	$ (21,088)	¥ 168,340	¥ 20,786
Exchange rate (RMB per USD 1.00)	6.5250				6.5250
Equity	¥ 27,170,956		(6,277,599)	6,821,145	$ 4,164,132		¥ (11,591,780)
Expected credit loss expense	9,654
Expected credit loss provision - current	44,645				6,842
Expected credit loss provision - non-current	20,031				$ 3,070
Long-term Investments
Impairment recognized, long-lived assets	25,757		75,278	0
Impairment of long-lived assets written off	20,853		0	0
Marketing and Advertising Expense
Advertising Expense	266,569		230,061	218,060
Retirement Benefits
Employee benefit expenses	366,223		553,523	517,787
Dividends
Dividends	¥ 0		¥ 0	¥ 0
Segment Reporting
Number of segments | item	1	1
ASU No. 2016-13 | Cumulative effect of adoption of new accounting standard, adjustment
Foreign Currency
Equity						¥ 22,969
Expected credit loss provision - current						118,851
Expected credit loss provision - non-current						¥ 12,899